Accounts Receivable - Aging Analysis of Accounts Receivable, Net of Loss Allowance (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 34,668	¥ 38,401
Within 30 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	12,198	14,917
31 – 60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,855	4,132
61 – 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	4,045	3,255
91 days – 1 year [member]
Disclosure of financial assets [line items]
Accounts receivable, net	11,457	13,076
Over 1 year [member]
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 3,113	¥ 3,021